[logo] PIONEER Investments(R)







                                                 February 1, 2008

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re:  Pioneer Value Fund (the "Fund")
     (File Nos. 2-32773; 811-07611)
     CIK No. 0000078758

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the forms of prospectuses relating to the offering of the Fund's Class A, Class B, Class C and Class Y shares that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 67 to the Fund's registration statement on Form N-1A filed electronically (Accession No. 0000078758-08-000002) on January 28, 2008.

     If you have any questions concerning the foregoing certification, please contact me at (617) 422-4519.
                                               Very truly yours,



                                                 /s/ Lauren Giudice
                                                 Lauren Giudice
                                                 Senior Legal Product Manager

cc:  Christopher J. Kelley, Esq.
     Ms. Toby R. Serkin








Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820



 "Member of the UniCredito Italiano Banking Group, Register of Banking Groups."